DUE TO AFFILIATE - Narrative (Details)					12 Months Ended
	Feb. 27, 2024 USD ($) $ / shares shares	Feb. 09, 2024 USD ($) $ / shares shares	Aug. 26, 2020 USD ($) $ / shares	Aug. 07, 2020 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Aug. 26, 2020 $ / shares
Disclosure of transactions between related parties [line items]
Notional amount					$ 6,471,877,000	$ 6,919,387,000
Capital exchanged (in shares) | shares					0	554,832
Shares outstanding (in shares) | shares					272,637,823	272,840,692	272,176,046
Preferred unit liability					$ 295,325,000	$ 295,325,000
Promissory note receivable					295,325,000	295,325,000
Share capital					2,122,830,000	2,124,618,000
Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Preferred unit liability					295,325,000
Promissory note receivable					295,325,000
Share capital				$ 300,000,000
Percentage of voting interest in structured entity				100.00%
Interest income					16,981,000	17,022,000
Dividend income					16,981,000	17,022,000
Due to Affiliate | Fair value
Disclosure of transactions between related parties [line items]
Liability component at fair value					$ 261,700,000	$ 225,314,000
Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Price per capital exchanged (in dollars per share) | $ / shares	$ 8.50	$ 8.50
Reduction in the affiliate's preferred unit liability	$ 15,000	$ 180,000
Preferred unit liability	100,325,000
Promissory note receivable	$ 100,325,000
Preferred units
Disclosure of transactions between related parties [line items]
Capital exchanged (in shares) | shares					0	4,675
Preferred units | Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Preferred units exchanged (in shares) | shares	15,000	180,000
Shares outstanding (in shares) | shares	100,325
Common shares
Disclosure of transactions between related parties [line items]
Capital exchanged (in shares) | shares						554,832
Common shares | Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Preferred units exchanged (in shares) | shares	1,780,773	21,308,382
Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Exchange right, initial exchange price (in dollars per share) | (per share)			$ 8.50					$ 11.18
Preferred units, dividend percentage			5.75%
Preferred units, dividend payable period			7 years
Preferred units, dividend, annual increase percentage			1.00%
Preferred units, maximum dividend percentage			9.75%
Preferred units, forced exchange right, volume-weighted average share price period			20 days
Preferred units, forced exchange right, threshold exchange price percentage			135.00%
Preferred units, forced exchange right, threshold exchange price percentage, after fifth anniversary of closing			115.00%
Preferred units, redemption right, percentage of liquidation preference			105.00%
Tricon PIPE LLC | Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Income (expense) from structured entities					$ 0	$ 0
Tricon PIPE LLC | Due to Affiliate
Disclosure of transactions between related parties [line items]
Notional amount			$ 300,000,000		295,325,000	295,325,000
Borrowings, interest rate, applicable term			7 years
Interest expense on debt instruments issued					22,579,000	22,159,000
Accretion expense					$ 5,598,000	$ 5,137,000
Tricon PIPE LLC | Due to Affiliate | Fixed interest rate
Disclosure of transactions between related parties [line items]
Interest rate			5.75%